Federal Income Taxes (Details 1) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Deferred tax assets:
General loan loss allowance	$ 521	$ 515
Deferred compensation and benefits	151	156
Accrued expenses	6	1
Fair value accounting adjustments on acquisition	376	510
Nonaccrued interest on loans	162	135
Other real estate owned adjustments	218	233
Depreciation	30	13
Total deferred tax assets	1,464	1,563
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(1,337)	(1,337)
Deferred loan origination costs	(50)	(39)
Loan servicing rights	(29)	(32)
Fair value accounting adjustments on acquisition	(767)	(779)
Unrealized gain on investments		(15)
Other		(3)
Total deferred tax liabilities	(2,183)	(2,205)
Net deferred tax liability	$ (719)	$ (642)